Document and Entity Information	12 Months Ended
Aug. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 21, 2013
Registrant Name	Babson Capital Funds Trust
Central Index Key	0001577579
Amendment Flag	false
Document Creation Date	Aug. 21, 2013
Document Effective Date	Aug. 23, 2013
Prospectus Date	Aug. 23, 2013